Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	LAAC
Entity Registrant Name	LITHIUM AMERICAS (Argentina) CORP.
Entity Central Index Key	0001440972
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	160,679,481
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity File Number	001-38350
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1000
Entity Address, Address Line One	900 West Hastings Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1E5
City Area Code	778
Local Phone Number	656-5820
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System